Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RBB Fund Trust
Entity Central Index Key	0001618627
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Advent Convertible Bond ETF
Shareholder Report [Line Items]
Fund Name	Advent Convertible Bond ETF
Class Name	Advent Convertible Bond ETF
Trading Symbol	ACVT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Advent Convertible Bond ETF (the “Fund”) for the period of April 29, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.adventetf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.adventetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?** (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advent Convertible Bond ETF	$23	0.65%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since its inception in late April 2025, the Fund outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Index, and performed in-line with its secondary benchmark, the ICE BofA Yield Alternative U.S. Convertible Index. The Fund was established during a time of considerable uncertainty in the investing environment, due to the U.S. economic outlook, which was affected by slowing job creation and tariff policy. As those uncertainties were alleviated over the following months, the Fund and its benchmarks benefited from compressing corporate credit spreads and rising equity valuations, resulting in appreciation of convertible securities.
  The Fund has a lower duration than the broad-based benchmark; thus, it benefited less from the decline in corporate credit spreads than the benchmark. However, this was more than offset by both appreciation in the underlying equities of the Fund’s convertible securities holdings and the  steepening of the Treasury yield curve, which proved to be a headwind for the benchmark’s longer-maturity holdings.
Against the secondary benchmark, the Fund had strong relative performance in the consumer discretionary and industrials sectors, where the selection of certain issues appreciated from both resilient consumer demand in their niches and a reduction in potential tariff impacts. The Fund trailed the benchmark contribution in the health care sector as certain holdings had either meaningful tariff costs or complications in the approval of anticipated drugs by the Food and Drug Administration.

Top Contributors
↑	Wayfair
↑	Coinbase Global
↑	Lumentum
↑	ON Semiconductor

Top Detractors
↓	PG&E Corp
↓	Travere Therapeutics
↓	Dropbox
↓	Akamai Technologies

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/29/2025)
Advent Convertible Bond ETF NAV	7.13
Bloomberg U.S. Aggregate Bond Index	1.70
ICE BofA Yield Alternative US Convertible Index	6.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.adventetf.com/ for more recent performance information.
Net Assets	$ 27,463,011
Holdings Count	54
Advisory Fees Paid, Amount	$ 55,784
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$27,463,011
Number of Holdings	54
Net Advisory Fee	$55,784
Portfolio Turnover	69%
Average Credit Quality	BBB-
Effective Duration	2.32 years
Weighted Average Maturity	2.63 years
Distribution Yield	1.89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Wells Fargo & Co.	4.6%
Bank of America Corp.	4.6%
Workiva, Inc.	3.6%
Shift4 Payments, Inc.	3.6%
Penn Entertainment, Inc.	3.3%
NCL Corp. Ltd.	3.3%
DraftKings Holdings, Inc.	3.2%
Rivian Automotive, Inc.	3.1%
Progress Software Corp.	3.0%
Marriott Vacations Worldwide Corp.	2.7%

Credit Breakdown	(% of Net Assets)
AAA	0%
AA	0%
A	0%
BBB	18.07%
BB	6.70%
B	0%
CCC and below	0%
Cash & Cash Equivalent	0.87%
Not rated	74.37%

Updated Prospectus Web Address	https://www.adventetf.com/
First Eagle Global Equity ETF
Shareholder Report [Line Items]
Fund Name	First Eagle Global Equity ETF
Class Name	First Eagle Global Equity ETF
Trading Symbol	FEGE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Eagle Global Equity ETF (the “Fund”) for the period of December 19, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.firsteagle.com/funds/global-equity-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	www.firsteagle.com/funds/global-equity-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
First Eagle Global Equity ETF	$39**	0.50%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Trump’s election victory in late 2024 initially fueled risk appetites as markets hoped the campaign trail promises of pro-growth deregulation and stimulative tax policy would bolster earnings and economic growth. But this optimism began to fade as it became clear that the new administration’s policy timeline prioritized tariffs and program cuts over stimulative measures, and a “sell America” trade began to emerge in mid-February as non-US markets surged amid a US dollar decline. This trade reached a crescendo with Trump’s early April “Liberation Day” tariffs announcement, which prompted a sharply lower turn among major equity indexes globally. A subsequent delay in the most punitive tariffs eased tensions enough to draw investors back and reignite risk appetites, as markets reached record highs over the summer. We remain cognizant of the many heightened uncertainties in this environment, including the potential resurgence of inflation, growing sovereign debt and escalating geopolitical tensions and conflicts. With clarity in short supply, we highlight the importance of exposure to assets that have the potential to demonstrate resilience across multiple states of the world.
First Eagle Global Equity ETF posted a return of 21.58% (NAV) from its December 19, 2024 inception through August 31, 2025, while the MSCI World Index increased 14.17%. Our equity holdings contributed to performance, and gold-related securities were also a contributor. All geographic regions contributed to performance; North America and developed Europe were the leading contributors while Japan and developed Asia excluding Japan were the weakest-performing regions. Materials, consumer staples and financials were the largest contributors by equity sector, while real estate was flattish and healthcare and communication service were the next weakest-performing sectors.
The five largest contributors to the performance of the First Eagle Global ETF during this period included Wheaton Precious Metals Corp. (Metals & Mining, Canada), British American Tobacco plc (Tobacco, United Kingdom), Newmont Corp. (Metals & Mining, United States), Philip Morris International, Inc. (Tobacco, United States) and Oracle Corp. (Software, United States). In aggregate they contributed 6.29% to performance in this period.

The five largest detractors in this period were Salesforce, Inc. (Software, United States), Becton, Dickinson and Company (Medical Instruments & Supplies, United States), Elevance Health, Inc. (Healthcare, United States), SMC Corporation (Specialty Industrial Machinery, Japan) and Shimano Inc (Leisure Products, Japan). In aggregate they detracted 1.15% from performance in this period.
Indexes are unmanaged and do not incur management fees or other operating expenses. One cannot invest directly in an index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/19/2024)
First Eagle Global Equity ETF	21.58
MSCI WORLD INDEX Net (USD)	14.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.firsteagle.com/funds/global-equity-etf for more recent performance information.
Net Assets	$ 492,047,997
Holdings Count	84
Advisory Fees Paid, Amount	$ 692,926
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$492,047,997
Number of Holdings	84
Net Advisory Fee	$692,926
Portfolio Turnover	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top Sectors	(% of Net Assets)
Consumer Staples	16.0%
Industrials	12.4%
Health Care	12.3%
Financials	12.0%
Information Technology	10.9%
Materials	10.3%
Communication Services	9.2%
Energy	7.9%
Consumer Discretionary	6.7%
Cash & Other	2.3%

Top 10 Holdings	(% of Net Assets)
Oracle Corp.	3.0%
Meta Platforms, Inc.	2.9%
Alphabet, Inc.	2.8%
Samsung Electronics Co. Ltd.	2.8%
British American Tobacco PLC	2.7%
Becton Dickinson & Co.	2.6%
Prosus NV	2.3%
Philip Morris International, Inc.	2.3%
HCA Healthcare, Inc.	2.3%
Wheaton Precious Metals Corp.	2.2%

Updated Prospectus Web Address	www.firsteagle.com/funds/global-equity-etf
First Eagle Overseas Equity ETF
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Equity ETF
Class Name	First Eagle Overseas Equity ETF
Trading Symbol	FEOE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Eagle Overseas Equity ETF (the “Fund”) for the period of December 19, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.firsteagle.com/funds/overseas-equity-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	www.firsteagle.com/funds/overseas-equity-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
First Eagle Overseas Equity ETF	$40**	0.50%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Trump’s election victory in late 2024 initially fueled risk appetites as markets hoped the campaign trail promises of pro-growth deregulation and stimulative tax policy would bolster earnings and economic growth. But this optimism began to fade as it became clear that the new administration’s policy timeline prioritized tariffs and program cuts over stimulative measures, and a “sell America” trade began to emerge in mid-February as non-US markets surged amid a US dollar decline. This trade reached a crescendo with Trump’s early April “Liberation Day” tariffs announcement, which prompted a sharply lower turn among major equity indexes globally. A subsequent delay in the most punitive tariffs eased tensions enough to draw investors back and reignite risk appetites, as markets reached record highs over the summer. We remain cognizant of the many heightened uncertainties in this environment, including the potential resurgence of inflation, growing sovereign debt and escalating geopolitical tensions and conflicts. With clarity in short supply, we highlight the importance of exposure to assets that have the potential to demonstrate resilience across multiple states of the world.
First Eagle Overseas Equity ETF posted a return of 27.22% (NAV) from its December 19, 2024 inception through August 31, 2025, while the MSCI EAFE Index increased 23.60%. Our equity holdings contributed to performance, and gold-related securities were also a contributor. All geographic regions contributed to performance; developed Europe and North America were the leading contributors while Japan and developed Asia excluding Japan were the weakest-performing regions. Materials, consumer staples and financials were the largest contributors by equity sector, while healthcare was flat and communication service and real estate were the next weakest-performing sectors.
The five largest contributors to the performance of the First Eagle Overseas Equity ETF during this period included British American Tobacco plc (Tobacco, United Kingdom), Imperial Oil Limited (Oil & Gas, Canada), Wheaton Precious Metals Corp. (Metals & Mining, Canada), Newmont Corp. (Metals & Mining, United States) and BAE Systems PLC (Aerospace Defense, United Kingdom). In aggregate they contributed 8.17% to performance in this period.
The five largest detractors in this period were and Shimano Inc (Leisure Products, Japan), SMC Corporation (Specialty Industrial Machinery, Japan), AG Anadolu Grubu Holding AS (Industrial Conglomerate, Turkey), Merck KGaA (Drug Manufacturer, Germany) and Hoshizaki Corporation (Specialty Industrial Machinery, Japan). In aggregate they detracted 1.32% from performance in this period.
Indexes are unmanaged and do not incur management fees or other operating expenses. One cannot invest directly in an index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/19/2024)
First Eagle Overseas Equity ETF	27.22
MSCI EAFE Net (USD)	23.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.firsteagle.com/funds/overseas-equity-etf for more recent performance information.
Net Assets	$ 264,986,900
Holdings Count	68
Advisory Fees Paid, Amount	$ 303,133
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$264,986,900
Number of Holdings	68
Net Advisory Fee	$303,133
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top Sectors	(% of Net Assets)
Consumer Staples	22.2%
Industrials	15.2%
Financials	14.9%
Materials	13.1%
Consumer Discretionary	12.4%
Energy	7.8%
Information Technology	7.3%
Health Care	4.0%
Real Estate	1.5%
Cash & Other	1.6%

Top 10 Holdings	(% of Net Assets)
British American Tobacco PLC	4.4%
Imperial Oil Ltd.	4.0%
Shell PLC	3.9%
Samsung Electronics Co. Ltd.	3.7%
Prosus NV	3.0%
Wheaton Precious Metals Corp.	2.4%
Reckitt Benckiser Group PLC	2.3%
Unilever PLC	2.2%
Newmont Corp.	2.2%
LVMH Moet Hennessy Louis Vuitton SE	2.2%

Updated Prospectus Web Address	www.firsteagle.com/funds/overseas-equity-etf
Longview Advantage ETF
Shareholder Report [Line Items]
Fund Name	Longview Advantage ETF
Class Name	Longview Advantage ETF
Trading Symbol	EBI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Longview Advantage ETF (the “Fund”) for the period of February 26, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://longviewresearchpartners.com/documents/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://longviewresearchpartners.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD FROM FEBRUARY 26, 2025 TO AUGUST 31, 2025 **  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment **	Costs paid as a percentage of a $10,000 investment*
Longview Advantage ETF	$13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the period from February 26, 2025, through August 31, 2025, the Fund generated a total return of 7.83%. While positive in absolute terms, the Fund lagged its benchmark, the Bloomberg 3000 Index, by 1.46% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund is designed to provide broad U.S. equity exposure while systematically tilting toward segments of the market with strong evidence of delivering long-term premiums—namely smaller-capitalization stocks, value-oriented companies, and firms with higher profitability.   During this reporting period, these exposures detracted from performance. Large-cap growth stocks led the market, while value and smaller-capitalization companies lagged, creating a headwind for the Fund’s systematic positioning. In particular, the largest drag came from the Fund’s emphasis on large-cap value and higher-profitability companies, both of which underperformed the broader market.
We view these results as consistent with the Fund’s disciplined approach. Short-term underperformance can occur when certain market segments dominate returns, but maintaining exposure to diversified and persistent sources of return—value, size, and profitability—remains central to the Fund’s objective of delivering superior risk-adjusted returns over longer periods.

Top Contributors
↑	NVIDIA Corp
↑	Microsoft Corp
↑	Alphabet Inc
↑	Meta Platforms Inc
↑	GE Vernova Inc

Top Detractors
↓	Dimensional US Targeted Value ETF
↓	EA Bridgeway Omni Small-Cap Value ETF
↓	Dimensional US Core Equity 2 ETF
↓	John Hancock Multi-Factor Mid Cap ETF
↓	Vanguard Small-Cap ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/26/2025)
Longview Advantage ETF	7.83
Bloomberg US 3000 Total Return Index	9.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://longviewresearchpartners.com/documents/ for more recent performance information.
Net Assets	$ 537,808,229
Holdings Count	1,822
Advisory Fees Paid, Amount	$ 372,987
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$537,808,229
Number of Holdings	1,822
Net Advisory Fee	$372,987
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top Sectors	(% of Net Assets)
Information Technology	21.2%
Financials	15.8%
Industrials	11.8%
Consumer Discretionary	10.2%
Communication Services	9.5%
Health Care	7.4%
Energy	7.0%
Consumer Staples	4.2%
Materials	3.0%
Cash & Other	9.9%

Top 10 Holdings	(% of Net Assets)
Dimensional US Core Equity 2 ETF	5.3%
NVIDIA Corp.	5.3%
Mount Vernon Liquid Assets Portfolio, LLC	5.0%
Microsoft Corp.	4.5%
Apple, Inc.	4.2%
Avantis U.S. Small Cap Value ETF	2.4%
Alphabet, Inc.	2.4%
Meta Platforms, Inc.	2.3%
Amazon.com, Inc.	2.0%
JPMorgan Chase & Co.	1.3%

Updated Prospectus Web Address	https://longviewresearchpartners.com/documents/
C000238704 Member
Shareholder Report [Line Items]
Fund Name	P/E Global Enhanced International Fund
Class Name	Institutional Class
Trading Symbol	PEIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the P/E Global Enhanced International Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.peglobalenhancedinternationalfund.com/. You can also request this information by contacting us at 1-855-610-4766.
Additional Information Phone Number	1-855-610-4766
Additional Information Website	https://www.peglobalenhancedinternationalfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-month period ended August 31, 2025, the Fund underperformed its benchmark, the MSCI EAFE Total Return Index. As part of its investment objective to seek total returns, the Fund seeks to augment passive international equity exposures with active currency positions, providing a distinct, diversifying source of potential alpha within the space. More specifically, the Fund’s investment strategy seeks to combine the performance of 1) certain U.S. Dollar hedged global equity index futures and 2) the Advisor’s proprietary FX Strategy, which is focused on providing exposure to international currency markets.
WHAT FACTORS INFLUENCED PERFORMANCE
Fund performance was driven largely by the MSCI EAFE, which posted strong performance during the period. FX Strategy performance was mainly driven by Euro positioning.
POSITIONING
FX Strategy positioning remained net long USD during the period, driven by a variety of factors. Firstly, growth prospects for the U.S. have stabilized and have even improved relative to global counterparts. Secondly, interest rate differentials, between the U.S. and other developed countries, remain attractive. Thirdly, speculators hold extreme levels of short U.S. Dollar positions. Finally, the U.S. Dollar weakness has made the Euro very expensive on a trade-weighted basis.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2022)
Institutional Class (without sales charge)	7.16	12.59
MSCI EAFE Net Index (USD)	13.87	16.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.peglobalenhancedinternationalfund.com/ for more recent performance information.
Net Assets	$ 31,514,808
Holdings Count	14
Advisory Fees Paid, Amount	$ 101,820
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$31,514,808
Number of Holdings	14
Net Advisory Fee	$101,820
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
United States Treasury Bill	79.2%
MSCI EAFE Index	2.1%
Japanese Yen/US Dollar Cross Currency Rate	0.7%
New Zealand Dollar/US Dollar Cross Currency Rate	0.1%
Canadian Dollar/US Dollar Cross Currency Rate	0.0%
US Dollar/Norwegian Krone Cross Currency Rate	0.0%
Mexican Peso/US Dollar Cross Currency Rate	0.0%
US Dollar/Swedish Krona Cross Currency Rate	0.0%
British Pound/US Dollar Cross Currency Rate	0.0%
Swiss Franc/US Dollar Cross Currency Rate	-0.1%

Component Risk Allocation (includes futures contracts)[1]	(% of portfolio risk)
Currencies	58%
Equities	24%
Fixed Income	18%

Updated Prospectus Web Address	https://www.peglobalenhancedinternationalfund.com/
C000190040 Member
Shareholder Report [Line Items]
Fund Name	Penn Capital Short Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	PSHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Capital Short Duration High Income Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-302-7366
Additional Information Website	https://penncapital.com/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2025 (the “Period”), the Penn Capital Short Duration High Income Fund (the “Short Duration Fund”) generated a 7.10% return, outperforming its benchmark, ICE BofA 1-3 Year BB US Cash Pay High Yield Index, which returned 6.76%. The Short Duration Fund maintains an average portfolio maturity of three years or less and excludes CCC-rated bonds. The portfolio will typically underperform the broad short duration market, which includes triple CCC-rated bonds, during low quality rallies and outperform during low quality sell-offs. During the Period, lower rated bonds outperformed higher rated bonds. The portfolio benefited from strong security selection in Transportation, Media, and Leisure. Within Transportation, American Airlines which showed improved liquidity and strong revenues allowing accelerating debt reduction, and VistaJet, a private aviation company, which refinanced its capital structure to improve liquidity and minimize near time financing risk. Within Media, Gray Media posted better than feared results and benefited from a heavy political ad cycle and Clear Channel Communications improved their capital structure and extended maturities with a refinancing and asset sales. Within Leisure, Lindblad Expeditions benefited from strong bookings growth and cash generation. The largest detractors from security selection performance were Healthcare, Auto, and Basic Industry. Within Health Care, supplies distributor Owens & Minor struggled due to its high leverage and thin margins while a series of botched acquisition/disposition transactions created a blurry outlook. Within Auto, supplier American Axle & Manufacturing faced persistent revenue pressure due to the cyclical auto market. Within Basic Industry, wood pulp mill operator Mercer International saw losses due to lower pulp prices, soft demand, and adverse FX movement.

Top Contributors
↑	American Airlines Corp. 7.25% 15-Feb-2028
↑	CCO Holdings Capital Corp. 5.0% 01-Feb-2028
↑	Vistajet Malta Finance Plc 7.875% 01-May-2027
↑	Gray Media, Inc. 10.5% 15-Jul-2029
↑	Lindblad Expeditions Holdings, Inc. 9.0% 15-May-2028

Top Detractors
↓	Gray Escrow, Inc. 7.0% 15-May-2027
↓	Bloomin’ Brands, Inc. 5.125% 15-Apr-2029
↓	Mercer International Inc. 12.875% 01-Oct-2028
↓	American Axle & Manufacturing, Inc. 6.875% 01-Jul-2028
↓	Owens & Minor, Inc. 4.5% 31-Mar-2029

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/17/2017)
Institutional Class	7.10	4.98	3.83
Bloomberg U.S. Aggregate Bond Index**	3.14	-0.68	1.57
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index	6.76	4.65	4.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2024
Updated Performance Information Location [Text Block]	Visit https://penncapital.com/mutual-funds for more recent performance information.
Net Assets	$ 17,834,706
Holdings Count	92
Advisory Fees Paid, Amount	$ (60,953)
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$17,834,706
Number of Holdings	92
Net Advisory Fee	-$60,953
Portfolio Turnover	59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
OneMain Finance Corp.	3.5%
Acadia Healthcare Co., Inc.	2.6%
CCO Holdings LLC / CCO Holdings Capital Corp.	2.6%
California Resources Corp.	2.4%
American Airlines, Inc.	2.3%
Owens-Brockway Glass Container, Inc.	2.0%
Nexstar Media, Inc.	2.0%
Travel + Leisure Co.	1.9%
Harvest Midstream I LP	1.9%
PRA Group, Inc.	1.9%

Top Sectors	(% of Net Assets)
Consumer Discretionary	20.1%
Energy	15.9%
Financials	13.7%
Communications	13.6%
Materials	9.3%
Industrials	8.2%
Health Care	6.7%
Consumer Staples	3.7%
Technology	2.5%
Cash & Other	6.3%

Material Fund Change [Text Block]
Material Fund Changes:
Effective November 30, 2024, The RBB Fund Trust entered into an amended Interim Advisory Agreement (“Interim Advisory Agreement”) with Penn Capital Management, LLC (“Penn Capital”) with respect to the Fund. Pursuant to the amended Interim Advisory Agreement, Penn Capital did not receive any fees for its management of the Fund between November 30, 2024 and January 14, 2025, when shareholders of the Fund approved a new advisory agreement.

Updated Prospectus Web Address	https://penncapital.com/mutual-funds
Institutional Class
Shareholder Report [Line Items]
Fund Name	Penn Capital Special Situations Small Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	PSCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Capital Special Situations Small Cap Equity Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-302-7366
Additional Information Website	https://penncapital.com/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$120	1.09%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-month fiscal period ended August 31, 2025, the Penn Capital Special Situations Small Cap Equity Fund (the “Special Situations Fund”) generated a 20.34% return, outperforming the 8.20% return of its benchmark, the Bloomberg 2000 Index. Top contributing sectors in the period were the Information Technology, Health Care, and Consumer Discretionary sectors. Within Information Technology, 3D sensor and software company, Lumentum Holdings, accelerated revenue growth with record shipments and raised its outlook tied to “physical AI” adoption across industrial/robotics and smart infrastructure. In Health Care, a spine-focused medical device company, Alphatec Holdings, sustained double-digit top line growth and gained market share, invested capital aggressively in people and inventory to take advantage of industry disruption, and achieved its first profitable quarter. Within Consumer Discretionary, technology and data provider for sports betting, SportRadar Group AG, had record results, raised guidance, and gained U.S. momentum supported by product innovation and a pending rights acquisition. The top detracting sectors in the fiscal period were the Energy, Industrials and Utilities sectors. Within Energy, an oilfield services and equipment provider, Weatherford International, declined due to declining oil prices and a weak macro outlook. Within Industrials, RXO, a freight broker, suffered as it was disproportionately exposed to tariffs angst which led to a conservative outlook for the year. Within Utilities, the Special Situations Fund had no exposure while the sector performed positively, leading to negative contribution.

Top Contributors
↑	Ouster, Inc.
↑	Carpenter Technology Corporation
↑	Alphatec Holdings, Inc
↑	Sportradar Group AG Class A
↑	Lumentum Holdings, Inc.

Top Detractors
↓	RXO, Inc.
↓	Forward Air Corporation
↓	Community Health Systems, Inc.
↓	Weatherford International plc
↓	Select Water Solutions, Inc. Class A

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/17/2015)
Institutional Class	20.34	17.11	12.00
Russell 3000 Total Return Index**	15.84	14.11	14.09
Bloomberg US 2000 Total Return Index	8.20	11.27	9.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2024
Updated Performance Information Location [Text Block]	Visit https://penncapital.com/mutual-funds for more recent performance information.
Net Assets	$ 70,175,667
Holdings Count	78
Advisory Fees Paid, Amount	$ 165,880
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$70,175,667
Number of Holdings	78
Net Advisory Fee	$165,880
Portfolio Turnover	91%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Penn Entertainment, Inc.	2.8%
Weatherford International PLC	2.4%
Alphatec Holdings, Inc.	2.0%
Ameris Bancorp	1.9%
Dycom Industries, Inc.	1.9%
Amentum Holdings, Inc.	1.9%
Mirum Pharmaceuticals, Inc.	1.8%
Newmark Group, Inc.	1.8%
Extreme Networks, Inc.	1.8%
Rush Street Interactive, Inc.	1.7%

Top Sectors	(% of Net Assets)
Consumer Discretionary	19.5%
Financials	16.4%
Industrials	14.2%
Information Technology	13.3%
Health Care	9.7%
Energy	7.9%
Communication Services	6.7%
Materials	5.1%
Consumer Staples	3.2%
Cash & Other	4.0%

Material Fund Change [Text Block]
Material Fund Changes:
Effective November 30, 2024, The RBB Fund Trust entered into an amended Interim Advisory Agreement (“Interim Advisory Agreement”) with Penn Capital Management, LLC (“Penn Capital”) with respect to the Fund. Pursuant to the amended Interim Advisory Agreement, Penn Capital did not receive any fees for its management of the Fund between November 30, 2024 and January 14, 2025, when shareholders of the Fund approved a new advisory agreement.

Updated Prospectus Web Address	https://penncapital.com/mutual-funds
Torray Equity Income Fund
Shareholder Report [Line Items]
Fund Name	Torray Equity Income Fund
Class Name	Torray Equity Income Fund
Trading Symbol	TORYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Torray Equity Income Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.torray.com/literature/. You can also request this information by contacting us at 1-800-626-9769.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-626-9769
Additional Information Website	https://funds.torray.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Torray Equity Income Fund	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The  Torray Equity Income Fund (“the Fund”) advanced 10.08% in the fiscal year ended August 31, 2025 (the “Period”), in line with 10.10% for the Morningstar US Large-Mid Cap Broad Value Total Return USD Index for the Period. Fund results were led by strength in Financials, Information Technology and Health Care, offset by weakness in Communication Services, Consumer Discretionary and Industrials.
Portfolio activity was higher than usual in the past six months as the Fund made changes consistent with its recently updated investment objective, which includes a focus on the level and growth of current income. The investment approach remains similar to that employed by the Fund since inception in 1990, but with a greater emphasis on dividend-paying common stocks and equity-equivalent securities such as preferred and convertible preferred shares. To highlight this new income focus, the Fund’s name was changed to the Torray Equity Income Fund, effective August 31, 2025.
The market has experienced significant volatility in 2025, dropping 20% from February to April and then rising 32% from the April low to set record highs by the end of August, as measured by the Standard & Poor’s 500 Index. The spring weakness provided an opportunity to begin building a higher income portfolio by replacing certain holdings with securities of similar quality, but with higher dividend yields and/or better dividend growth prospects. For example, several holdings in the Financial sector which had held up well were sold to fund new acquisitions. Financials now represent 25% of the portfolio, down from 35% in our last report. Of the top ten names shown below, four are new to the portfolio - Blackstone Group, Broadcom Limited, Chevron Corporation and CNA Financial. We believe these positions are an attractive combination of growth and income, an aspect of the larger portfolio which is being emphasized.
With the sharp advance in equity markets since the April low, share prices are generally more fully valued than when we last reported. In our view, the Fund is well-positioned to participate in up markets and provide reasonable downside protection when the inevitable volatility returns. We believe this balance creates the potential for satisfactory returns over full market cycles.
Thank you for your investment in the Fund.

Top Contributors
↑	Broadcom Inc.
↑	Blackstone Inc.
↑	JPMorgan Chase & Co.
↑	American Express Company
↑	Hewlett Packard Enterprise Co. Conv Pfd Series C

Top Detractors
↓	UnitedHealth Group Incorporated
↓	Lennar Corporation Class B
↓	Hewlett Packard Enterprise Co.
↓	Schlumberger Limited
↓	Keysight Technologies Inc

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Torray Equity Income Fund	10.08	14.78	9.41
S&P 500 Total Return Index	15.88	14.74	14.60
Morningstar US Large-Mid Cap Broad Value Total Return USD Index	10.10	14.12	12.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2025
Updated Performance Information Location [Text Block]	Visit https://funds.torray.com/literature/ for more recent performance information.
Net Assets	$ 362,328,680
Holdings Count	26
Advisory Fees Paid, Amount	$ 2,893,244
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$362,328,680
Number of Holdings	26
Net Advisory Fee	$2,893,244
Portfolio Turnover	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Phillips 66	5.9%
CNA Financial Corp.	5.1%
American Express Co.	5.1%
Broadcom, Inc.	4.9%
Blackstone, Inc.	4.8%
Texas Instruments, Inc.	4.8%
Home Depot, Inc.	4.6%
Hewlett Packard Enterprise Co., Series C Conv Pfd., 7.625%	4.4%
Chevron Corp.	4.2%
Amgen, Inc.	4.1%

Top Sectors	(% of Net Assets)
Financials	27.1%
Health Care	18.8%
Information Technology	14.1%
Energy	14.0%
Consumer Discretionary	7.9%
Real Estate	6.4%
Consumer Staples	3.3%
Utilities	3.3%
Industrials	2.8%
Cash & Other	2.3%

Material Fund Change [Text Block]
Changes to Fund’s Investment Objective or Goals:
Effective as of August 31, 2025, the investment objective of the Fund was changed. The Fund’s original investment objectives were to build investor wealth over extended periods and to minimize  shareholder capital gains tax liability by limiting the realization of long- and short-term gains. The new investment objective of the Fund is to seek to build investor wealth over time, with a particular focus on the level and growth of current income.
Changes to the Fund’s Principal Investment Strategy:
The Fund views common stock ownership as an investment in a business, and therefore invests for the long term. The Fund seeks to invest in securities when it believes valuations are modest relative to earnings, cash flow or asset values. The Fund invests principally in common stock of large capitalization domestic companies characterized by operating profitability, conservative financial structures, sustainable dividend policies and shareholder-oriented management. Investments are held as long as the issuers’ fundamentals remain intact, and the Fund believes issuers’ shares are reasonably valued. The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, preferred stocks, and convertible preferred stocks. This 80% investment policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.
Fund Name Change:
The name of the Fund was changed from the “Torray Fund” to the “Torray Equity Income Fund”.
Other Material Fund Changes:
The Fund usually holds 20-25 stocks, with positions in individual issuers generally ranging between 3% and 5% (previously 2% and 4%) of the Fund’s assets. Generally, positions in individual issuers will not exceed 6% (previously 5%) of Fund assets.

Updated Prospectus Web Address	https://funds.torray.com/literature/
Tweedy, Browne Insider + Value ETF
Shareholder Report [Line Items]
Fund Name	Tweedy, Browne Insider + Value ETF
Class Name	Tweedy, Browne Insider + Value ETF
Trading Symbol	COPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tweedy, Browne Insider + Value ETF (the “Fund”) for the period of December 26, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.tweedyetfs.com/etf-overview/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	http://www.tweedyetfs.com/etf-overview/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD DECEMBER 26, 2024, TO AUGUST 31, 2025?** (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Tweedy, Browne Insider + Value ETF	$61	0.80%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFEECTED ITS PERFORMANCE?
Market Overview
While it remains early days for the Tweedy, Browne Insider + Value ETF, the Fund has made considerable financial progress since its launch on December 26, 2024, producing a return through August 31, 2025 of 22.00% versus a return of 11.66% for its primary benchmark, the  MSCI World Index (in USD).

In this relatively buoyant period for risk asset valuations, global equity markets continued to advance rather aggressively, benefiting from continued enthusiasm around prospects for artificial intelligence, moderating inflationary pressures, resilient corporate earnings, and improving investor sentiment toward non-U.S. equities.

What Impacted Performance During the Period
From a regional and country perspective, the Fund’s European holdings responded favorably to declining energy prices, easing monetary policy signals, and the prospect of increased governmental spending on infrastructure and defense, while U.K. equities rebounded on the back of attractive valuations. Canadian and Korean markets, in contrast, faced headwinds from commodity volatility, softer export demand, and continued tariff uncertainty.
The Financial sector was the single largest contributor to the Fund’s positive performance, with banks leading the way. Strength across large European and Canadian banks and other select U.S. financials  reflected resilient earnings and attractive valuations. The Fund’s insurance and capital market’s holdings also provided meaningful support, underscoring the breadth of the sector’s contribution.

Industrials also provided a meaningful contribution to returns, led by machinery and construction & engineering holdings, which advanced on steady demand. Air freight and logistics contributed positively, as did the Fund’s Materials holdings. Metals and mining holdings drove the bulk of the gain in Materials, supported by continued strength in commodity-linked franchises. Chemicals and paper & forest products added incrementally, though construction materials and packaging names were weaker. In Energy, oil & gas companies were strong performers, while energy equipment & services lagged somewhat.

On the other side of the ledger, certain health care equipment and transportation-related holdings detracted modestly, though these impacts were relatively contained in comparison with the gains elsewhere. From a geographic perspective, the United Kingdom, Canada, South Korea, Spain, and Austria were notable sources of strength, while Bermuda and Australia weighed slightly.

As an unhedged portfolio (at least for now), the Fund’s significant exposures to the euro, British pound, and Swedish krona provided a tailwind as these currencies all advanced meaningfully against the U.S. dollar during the period. Additional gains in the Canadian dollar, South Korean won, and several other smaller currencies added to returns, though to a lesser extent given their more modest portfolio weights.

Top Contributors
↑	DPM Metals
↑	Banco Santander
↑	Stonex Group
↑	BAWAG Group
↑	Erste Group Bank
↑	Bankinter
↑	Norion Bank
↑	HCI Group
↑	Hyundai Glovis
↑	British American Tobacco

Top Detractors
↓	Centene
↓	HighPeak Energy
↓	Embecta
↓	Fifth Third Bancorp
↓	Conduit Holdings
↓	Douglas
↓	Crocs
↓	Heartland Express
↓	Orion
↓	Eurazeo

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/26/2024)
Tweedy, Browne Insider + Value ETF	22.00
MSCI WORLD INDEX Net (USD)	11.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://www.tweedyetfs.com/etf-overview/ for more recent performance information.
Net Assets	$ 144,204,454
Holdings Count	179
Advisory Fees Paid, Amount	$ 245,447
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$144,204,454
Number of Holdings	179
Net Advisory Fee	$245,447
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
BAWAG Group AG	1.4%
StoneX Group Inc	1.3%
Dundee Precious Metals Inc	1.2%
Erste Group Bank AG	1.2%
Burberry Group PLC	1.2%
Banco Santander SA	1.1%
HCI Group, Inc.	1.0%
Hyundai Glovis Co. Ltd.	0.9%
Bankinter SA	0.9%
KT Corp	0.9%

Top Sectors	(% of Net Assets)
Financials	28.9%
Consumer Discretionary	14.8%
Energy	11.6%
Industrials	11.3%
Materials	10.4%
Communication Services	5.9%
Consumer Staples	5.2%
Health Care	3.9%
Information Technology	3.8%
Cash & Other	4.2%

Updated Prospectus Web Address	http://www.tweedyetfs.com/etf-overview/
Twin Oak Endure ETF
Shareholder Report [Line Items]
Fund Name	Twin Oak Endure ETF
Class Name	Twin Oak Endure ETF
Trading Symbol	SPYA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Twin Oak Endure ETF (the “Fund”) for the period of June 2, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://twinoaketfs.com/SPYA. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://twinoaketfs.com/SPYA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Twin Oak Endure ETF	$13**	0.49%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since inception to the period ended  August 31, 2025, the Fund underperformed its broad-based benchmark, the S&P 500 Index, and overperformed its secondary benchmark, the  Cboe S&P 500 95-110 Collar Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Since the Fund’s inception on June 2, 2025 and through the end of August 2025, the Fund has delivered a year-to-date total return of 7.42% and has achieved a since-inception return that reflected the Fund’s total return objective while managing downside risk and volatility. The Fund’s standard deviation of 7.5% relative to a standard deviation for the S&P 500 Index of 9.6% over the same period demonstrated the lower volatility while maintaining its upside participation. The Fund’s performance has been driven primarily by its equity exposure, through individual positions, ETF holdings, and derivatives, as well as its hedging portfolio which included calls and collars for the period. As the domestic equity market moved steadily higher over the period, the Fund lagged due to its hedging portfolio. The hedging portfolio, while successful in reducing the Fund’s volatility, detracted from the Fund’s relative performance due to the capped upside and cost of hedging, a trade-off of its risk-managed design.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/02/2025)
Twin Oak Endure ETF (at Net Asset Value)	7.42
S&P 500 TR	9.16
Cboe S&P 500 95-110 Collar Index	7.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://twinoaketfs.com/SPYA for more recent performance information.
Net Assets	$ 117,774,636
Holdings Count	39
Advisory Fees Paid, Amount	$ 212,534
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$117,774,636
Number of Holdings	39
Net Advisory Fee	$212,534
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Vanguard S&P 500 ETF	50.4%
Snowflake, Inc.	9.7%
Maplebear, Inc.	8.9%
United States Treasury Bill	8.4%
Microsoft Corp.	6.1%
Natera, Inc.	4.7%
Block, Inc.	4.0%
DoorDash, Inc.	3.6%
NU Holdings Ltd.	2.2%
SPDR S&P 500 ETF Trust	0.9%

Top Sectors	(% of Net Assets)
ETF Equity	51.4%
Information	10.1%
Professional, Scientific, and Technical Services	9.9%
Transportation and Warehousing	8.9%
Health Care and Social Assistance	4.7%
Retail Trade	3.6%
Administrative and Support and Waste Management and Remediation Services	2.9%
Cash & Other	8.6%

Updated Prospectus Web Address	https://twinoaketfs.com/SPYA